Subsequent Events (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Jan. 24, 2024	Nov. 12, 2021	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Payable to its services as advisor						$ 225,000
Issuance of Non-Voting Common Stock to Parent company members
Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Issuance of Non-Voting Common Stock to Parent company members		$ 700,000,000
Subsequent Event [Member] | Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Application fee	$ 270,000
Payable to its services as advisor	200,000
Commitment fee	$ 2,000,000
Number of warrants	1,299,783
Exercise price	$ 21.54
Warrant term	5 years
Shares sold			142,298
Issuance of Non-Voting Common Stock to Parent company members			$ 1,921,000
Subsequent Event [Member] | Share Purchase Agreement [Member] | Directors And Officers [Member]
Subsequent Event [Line Items]
Insurance policy cost	$ 756,000
Series C Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of stock number of shares issued in transaction				2,500